INDEPENDENT BANK CORPORATION (PARENT COMPANY ONLY) FINANCIAL INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ASSETS [Abstract]
Cash and due from banks	$ 53,295	$ 23,350
Interest bearing deposits - time	350	595
Accrued income and other assets	42,751	34,870
Total Assets	3,564,694	3,353,281
LIABILITIES AND SHAREHOLDERS' EQUITY [Abstract]
Subordinated debentures	39,456	39,388
Accrued expenses and other liabilities	49,696	35,771
Shareholders' equity	350,169	338,994	$ 264,933	$ 249,332
Total Liabilities and Shareholders' Equity	3,564,694	3,353,281
OPERATING INCOME [Abstract]
Interest income	148,928	130,773	98,309
OPERATING EXPENSES [Abstract]
Interest expense	26,347	17,491	9,123
Income Before Income Tax	57,760	49,133	38,438
Income tax expense (benefit)	11,325	9,294	17,963
Net Income	46,435	39,839	20,475
CONDENSED STATEMENTS OF CASH FLOWS [Abstract]
Net income	46,435	39,839	20,475
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH FROM OPERATING ACTIVITIES [Abstract]
Deferred income tax expense	1,088	9,294	16,009
Share based compensation	1,854	1,731	1,748
(Increase) decrease in accrued income and other assets	(6,573)	(4,890)	(3,708)
Increase in accrued expenses and other liabilities	12,113	240	5,442
Total Adjustments	(12,455)	5,082	18,132
Net Cash From Operating Activities	33,980	44,921	38,607
CASH FLOW FROM (USED IN) INVESTING ACTIVITIES [Abstract]
Maturity of interest bearing deposits - time	250	3,728	2,850
Acquisition of business, less cash received	0	23,516	0
Net Cash Used in Investing Activities	(181,642)	(183,367)	(277,578)
CASH FLOW USED IN FINANCING ACTIVITIES [Abstract]
Dividends paid	(16,554)	(14,055)	(8,960)
Proceeds from issuance of common stock	284	267	72
Share based compensation withholding obligation	(882)	(1,467)	(579)
Repurchase of common stock	(26,284)	(12,681)	0
Net Cash From Financing Activities	142,722	153,952	210,515
Cash and Cash Equivalents at Beginning of Year	70,244
Cash and Cash Equivalents at End of Year	65,304	70,244
Parent Company [Member]
ASSETS [Abstract]
Cash and due from banks	10,505	7,624
Interest bearing deposits - time	10,000	25,000
Investment in subsidiaries	369,861	343,872
Accrued income and other assets	463	2,857
Total Assets	390,829	379,353
LIABILITIES AND SHAREHOLDERS' EQUITY [Abstract]
Subordinated debentures	39,456	39,388
Accrued expenses and other liabilities	575	530
Shareholders' equity	350,798	339,435
Total Liabilities and Shareholders' Equity	390,829	379,353
OPERATING INCOME [Abstract]
Dividends from subsidiary	29,000	33,500	16,000
Interest income	230	160	29
Other income	61	56	41
Total Operating Income	29,291	33,716	16,070
OPERATING EXPENSES [Abstract]
Interest expense	2,104	1,924	1,347
Administrative and other expenses	655	748	714
Total Operating Expenses	2,759	2,672	2,061
Income Before Income Tax	26,532	31,044	14,009
Income tax expense (benefit)	(423)	(515)	1,587
Income Before Equity in Undistributed Net Income of Subsidiaries	26,955	31,559	12,422
Equity in undistributed net income of subsidiaries	19,480	8,280	8,053
Net Income	46,435	39,839	20,475
CONDENSED STATEMENTS OF CASH FLOWS [Abstract]
Net income	46,435	39,839	20,475
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH FROM OPERATING ACTIVITIES [Abstract]
Deferred income tax expense	1,503	6,620	2,146
Share based compensation	65	53	45
Accretion of discount on subordinated debentures	68	51	0
(Increase) decrease in accrued income and other assets	891	(1,307)	(32)
Increase in accrued expenses and other liabilities	45	21	121
Equity in undistributed net income of subsidiaries	(19,480)	(8,280)	(8,053)
Total Adjustments	(16,908)	(2,842)	(5,773)
Net Cash From Operating Activities	29,527	36,997	14,702
CASH FLOW FROM (USED IN) INVESTING ACTIVITIES [Abstract]
Purchases of interest bearing deposits - time	(20,000)	(30,000)	(10,000)
Maturity of interest bearing deposits - time	35,000	10,000	10,000
Acquisition of business, less cash received	0	431	0
Net Cash Used in Investing Activities	15,000	(19,569)	0
CASH FLOW USED IN FINANCING ACTIVITIES [Abstract]
Dividends paid	(16,554)	(14,055)	(8,960)
Proceeds from issuance of common stock	2,074	1,945	1,776
Share based compensation withholding obligation	(882)	(1,467)	(579)
Repurchase of common stock	(26,284)	(12,681)	0
Net Cash From Financing Activities	(41,646)	(26,258)	(7,763)
Net Increase (Decrease) in Cash and Cash Equivalents	2,881	(8,830)	6,939
Cash and Cash Equivalents at Beginning of Year	7,624	16,454	9,515
Cash and Cash Equivalents at End of Year	$ 10,505	$ 7,624	$ 16,454